UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 90.3%
Consumer Discretionary 18.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,757,775
8.75%, 6/1/2019		5,685,000	5,883,975
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		720,000	783,000
American Achievement Corp., 144A, 10.875%, 4/15/2016		2,045,000	1,574,650
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	3,999,975
8.375%, 11/15/2020 (b)		3,510,000	3,597,750
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		3,990,000	3,960,075
9.625%, 3/15/2018		2,120,000	2,194,200
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		1,125,000	773,438
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,108,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	551,200
8.0%, 4/15/2020		520,000	557,700
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		6,050,000	4,144,250
11.25%, 6/1/2017		6,710,000	7,120,987
12.75%, 4/15/2018		2,405,000	1,911,975
CCO Holdings LLC:
6.5%, 4/30/2021		4,730,000	4,789,125
7.0%, 1/15/2019		6,185,000	6,447,862
7.25%, 10/30/2017		4,005,000	4,220,269
7.375%, 6/1/2020		490,000	516,950
7.875%, 4/30/2018		1,800,000	1,919,250
8.125%, 4/30/2020		1,200,000	1,314,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		11,685,000	12,386,100
Clear Channel Communications, Inc., 9.0%, 3/1/2021		1,090,000	918,325
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		775,000	833,125
Series B, 9.25%, 12/15/2017		1,150,000	1,242,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,494,425
CSC Holdings LLC, 144A, 6.75%, 11/15/2021		12,600,000	13,261,500
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		1,120,000	994,000
DineEquity, Inc., 9.5%, 10/30/2018		4,775,000	5,127,156
DISH DBS Corp.:
6.75%, 6/1/2021		4,420,000	4,762,550
7.125%, 2/1/2016		1,820,000	1,961,050
7.875%, 9/1/2019		4,165,000	4,706,450
EH Holding Corp., 144A, 7.625%, 6/15/2021		1,910,000	2,005,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		3,640,000	2,275
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	9,858,000
Gannett Co., Inc., 9.375%, 11/15/2017		2,295,000	2,490,075
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,428,950
Hertz Corp.:
6.75%, 4/15/2019		5,175,000	5,187,937
7.5%, 10/15/2018		6,940,000	7,252,300
Kabel BW GmbH:
144A, 7.5%, 3/15/2019		3,805,000	3,995,250
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,614,386
Lear Corp.:
7.875%, 3/15/2018		1,885,000	2,040,513
8.125%, 3/15/2020		1,880,000	2,068,000
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		2,080,000	2,124,200
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,502,400
Mediacom LLC, 9.125%, 8/15/2019		1,745,000	1,851,881
MGM Resorts International:
7.5%, 6/1/2016		1,575,000	1,508,063
7.625%, 1/15/2017		4,480,000	4,267,200
9.0%, 3/15/2020		1,315,000	1,456,363
10.0%, 11/1/2016		1,795,000	1,884,750
11.125%, 11/15/2017		1,785,000	2,034,900
Michaels Stores, Inc., 13.0%, 11/1/2016		1,205,000	1,286,217
National CineMedia LLC, 7.875%, 7/15/2021		2,015,000	1,997,369
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	8,140,725
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,290,137
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	9,132,750
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,697,337
PVH Corp., 7.375%, 5/15/2020		1,250,000	1,356,250
Regal Entertainment Group, 9.125%, 8/15/2018		1,400,000	1,501,500
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	1,958,400
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,476,800
144A, 7.804%, 10/1/2020		3,255,000	3,172,941
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		2,760,000	3,022,200
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		4,530,000	4,767,825
Standard Pacific Corp.:
8.375%, 5/15/2018		4,480,000	4,256,000
10.75%, 9/15/2016		3,555,000	3,732,750
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,444,975
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		1,510,000	1,513,775
Travelport LLC:
5.152% **, 9/1/2014		2,640,000	1,293,600
9.0%, 3/1/2016		605,000	334,263
UCI International, Inc., 8.625%, 2/15/2019		930,000	902,100
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	8,913,211
Unitymedia Hessen GmbH & Co., KG:
144A, 8.125%, 12/1/2017	EUR	1,610,000	2,151,465
144A, 8.125%, 12/1/2017		8,900,000	9,400,625
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	463,200
144A, 7.875%, 11/1/2020		1,065,000	1,080,975
144A, 8.5%, 5/15/2021		1,690,000	1,537,900
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	12,170,000	14,845,344
144A, 9.75%, 4/15/2018	EUR	5,065,000	6,670,098
Visant Corp., 10.0%, 10/1/2017		3,535,000	3,234,525
Visteon Corp., 144A, 6.75%, 4/15/2019		3,545,000	3,536,137
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	2,889,150

			286,386,574
Consumer Staples 3.4%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,030,500
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		2,795,000	2,683,200
B&G Foods, Inc., 7.625%, 1/15/2018		1,805,000	1,917,813
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,729,700
Darling International, Inc., 8.5%, 12/15/2018		3,515,000	3,901,650
Del Monte Corp., 7.625%, 2/15/2019		3,305,000	3,172,800
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,772,250
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	3,761,250
Michael Foods, Inc., 9.75%, 7/15/2018		3,240,000	3,410,100
NBTY, Inc., 9.0%, 10/1/2018		1,515,000	1,666,500
Rite Aid Corp.:
7.5%, 3/1/2017		235,000	234,706
8.0%, 8/15/2020		3,425,000	3,784,625
10.25%, 10/15/2019		1,895,000	2,089,237
Smithfield Foods, Inc., 7.75%, 7/1/2017		10,015,000	10,966,425
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		1,390,000	1,466,450
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,703,625
Tops Holding Corp., 10.125%, 10/15/2015		2,815,000	2,941,675
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,282,763
U.S. Foodservice, 144A, 8.5%, 6/30/2019		3,350,000	3,241,125

			52,756,394
Energy 11.7%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		2,870,000	2,783,900
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		950,000	969,000
7.25%, 10/1/2020		855,000	874,238
144A, 7.25%, 6/15/2021		1,525,000	1,566,938
Berry Petroleum Co., 6.75%, 11/1/2020		315,000	318,150
Bill Barrett Corp.:
7.625%, 10/1/2019		460,000	480,700
9.875%, 7/15/2016		2,415,000	2,656,500
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		2,330,000	2,437,763
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	3,952,000
Chaparral Energy, Inc.:
8.25%, 9/1/2021		3,260,000	3,300,750
8.875%, 2/1/2017		2,270,000	2,349,450
Chesapeake Energy Corp., 6.875%, 11/15/2020		540,000	577,800
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		1,380,000	1,435,200
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,972,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,214,100
8.5%, 12/15/2019		1,140,000	1,231,200
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		715,000	722,150
8.0%, 4/1/2017		5,295,000	5,798,025
8.25%, 4/1/2020		2,395,000	2,646,475
Continental Resources, Inc.:
7.125%, 4/1/2021		1,335,000	1,448,475
7.375%, 10/1/2020		1,560,000	1,700,400
8.25%, 10/1/2019		855,000	940,500
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		7,530,000	7,322,925
Crosstex Energy LP, 8.875%, 2/15/2018		2,765,000	3,020,762
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		3,345,000	3,420,262
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		4,445,000	4,445,000
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,635,000	1,786,238
Forest Oil Corp., 7.25%, 6/15/2019		5,255,000	5,360,100
Frontier Oil Corp.:
6.875%, 11/15/2018		240,000	246,000
8.5%, 9/15/2016		2,045,000	2,177,925
Genesis Energy LP, 7.875%, 12/15/2018		1,925,000	1,925,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	5,616,500
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		1,065,000	1,102,275
Holly Energy Partners LP, 8.25%, 3/15/2018		2,670,000	2,803,500
HollyFrontier Corp., 9.875%, 6/15/2017		4,250,000	4,696,250
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		1,500,000	1,554,375
Linn Energy LLC:
144A, 6.5%, 5/15/2019		2,400,000	2,382,000
7.75%, 2/1/2021		2,670,000	2,776,800
MEG Energy Corp., 144A, 6.5%, 3/15/2021		1,880,000	1,922,300
Murray Energy Corp., 144A, 10.25%, 10/15/2015		3,545,000	3,518,412
Newfield Exploration Co., 7.125%, 5/15/2018		2,280,000	2,433,900
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,540,000	1,528,450
7.25%, 2/1/2019		3,510,000	3,632,850
Offshore Group Investments Ltd., 11.5%, 8/1/2015		2,355,000	2,546,344
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		1,365,000	1,392,300
144A, 6.25%, 11/15/2021		1,575,000	1,630,125
Plains Exploration & Production Co.:
6.75%, 2/1/2022		4,165,000	4,362,837
7.625%, 6/1/2018		2,695,000	2,856,700
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,512,825
Regency Energy Partners LP:
6.875%, 12/1/2018		1,600,000	1,700,000
9.375%, 6/1/2016		5,775,000	6,352,500
Sabine Pass LNG LP, 7.5%, 11/30/2016		1,305,000	1,311,525
SandRidge Energy, Inc.:
7.5%, 3/15/2021		4,835,000	4,798,737
144A, 8.0%, 6/1/2018		2,010,000	2,030,100
SESI LLC:
6.375%, 5/1/2019		1,925,000	1,958,688
144A, 7.125%, 12/15/2021		6,355,000	6,672,750
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	5,122,000
8.625%, 2/1/2017		315,000	321,300
Swift Energy Co., 144A, 7.875%, 3/1/2022		4,110,000	4,058,625
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,225,500
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		9,110,000	9,155,550
144A, 6.0%, 1/15/2022		6,660,000	6,818,175
Xinergy Corp., 144A, 9.25%, 5/15/2019		2,805,000	2,370,225

			181,244,844
Financials 14.9%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		5,975,000	5,975,000
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		3,920,000	3,371,200
Ally Financial, Inc.:
8.0%, 3/15/2020		2,990,000	3,064,750
8.0%, 11/1/2031		2,990,000	2,885,350
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		3,260,000	3,528,950
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		2,410,000	2,470,250
9.375%, 12/1/2017		3,270,000	3,531,600
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	3,606,200
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		4,194,560	4,194,560
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,784,400
CIT Group, Inc.:
7.0%, 5/1/2015		700	701
144A, 7.0%, 5/4/2015		13,753,000	13,770,191
144A, 7.0%, 5/2/2017		13,495,000	13,478,131
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,573,800
E*TRADE Financial Corp.:
6.75%, 6/1/2016		4,770,000	4,626,900
7.875%, 12/1/2015		400,000	402,000
12.5%, 11/30/2017		5,370,000	6,068,100
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		420,000	403,200
Ford Motor Credit Co., LLC:
3.875%, 1/15/2015		24,285,000	24,194,368
5.875%, 8/2/2021		2,510,000	2,615,942
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,838,850
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	2,522,281	1,959
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		25,710,000	24,103,125
International Lease Finance Corp.:
Series R, 5.65%, 6/1/2014		3,060,000	2,922,300
5.75%, 5/15/2016		895,000	830,150
6.25%, 5/15/2019		2,240,000	2,069,290
8.625%, 9/15/2015		1,885,000	1,932,125
8.75%, 3/15/2017		6,150,000	6,334,500
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		3,347,000	3,037,403
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		5,585,000	5,501,225
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		2,415,000	2,393,869
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,511,750
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		1,165,000	844,625
NII Capital Corp., 7.625%, 4/1/2021		3,290,000	3,265,325
Nuveen Investments, Inc.:
10.5%, 11/15/2015		4,790,000	4,754,075
144A, 10.5%, 11/15/2015		4,150,000	4,077,375
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		25,000	25,125
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,343,600
9.25%, 4/1/2015		5,400,000	5,541,750
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		4,230,000	4,208,850
144A, 7.125%, 4/15/2019		3,240,000	3,296,700
144A, 8.25%, 2/15/2021		1,750,000	1,548,750
144A, 8.75%, 10/15/2016		4,280,000	4,504,700
144A, 9.0%, 4/15/2019		2,325,000	2,208,750
144A, 9.25%, 5/15/2018		3,505,000	3,356,037
Susser Holdings LLC, 8.5%, 5/15/2016		1,360,000	1,467,100
Tomkins LLC, 9.0%, 10/1/2018		1,593,000	1,766,239
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,396,094
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,472,575
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,180,000	2,207,250
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		11,135,000	12,499,037
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		3,830,000	3,485,300

			231,291,396
Health Care 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		1,870,000	1,832,600
HCA Holdings, Inc., 7.75%, 5/15/2021		4,625,000	4,705,938
HCA, Inc.:
6.5%, 2/15/2020		9,615,000	9,975,562
7.5%, 2/15/2022		7,225,000	7,387,562
9.875%, 2/15/2017		176,000	192,280
Mylan, Inc., 144A, 7.875%, 7/15/2020		730,000	805,738
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	2,851,313
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		17,245,000	17,546,787
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		1,865,000	1,851,013
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		3,200,000	3,268,000

			50,416,793
Industrials 8.2%
Accuride Corp., 9.5%, 8/1/2018		3,085,000	2,977,025
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,358,700
Aguila 3 SA, 144A, 7.875%, 1/31/2018		2,425,000	2,352,250
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		875,000	901,250
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		4,685,000	3,619,162
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		2,785,000	2,617,900
BE Aerospace, Inc.:
6.875%, 10/1/2020		1,600,000	1,744,000
8.5%, 7/1/2018		1,000,000	1,095,000
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,836,450
9.25%, 6/15/2019		2,635,000	2,812,862
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		1,560,000	1,583,400
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,545,000	1,583,625
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	4,823,962
Cenveo Corp.:
8.875%, 2/1/2018		7,095,000	6,190,387
144A, 10.5%, 8/15/2016		910,000	766,675
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		7,295,000	6,565,500
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		2,355,234	1,366,036
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		667,000	687,010
Deluxe Corp., 144A, 7.0%, 3/15/2019		1,435,000	1,395,538
Ducommun, Inc., 144A, 9.75%, 7/15/2018		2,795,000	2,836,925
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,258,150
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,728,125
FTI Consulting, Inc., 6.75%, 10/1/2020		1,510,000	1,559,075
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,050,200
H&E Equipment Services, Inc., 8.375%, 7/15/2016		4,750,000	4,856,875
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018 (b)	EUR	3,140,000	2,580,606
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		1,435,000	1,406,300
144A, 7.125%, 3/15/2021		480,000	470,400
Interline Brands, Inc., 7.0%, 11/15/2018		2,245,000	2,323,575
Meritor, Inc.:
8.125%, 9/15/2015		2,385,000	2,134,575
10.625%, 3/15/2018		2,870,000	2,697,800
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		6,000,000	4,470,000
8.875%, 11/1/2017		1,650,000	1,571,625
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		2,415,000	1,932,000
Nortek, Inc., 144A, 8.5%, 4/15/2021		5,895,000	4,981,275
Oshkosh Corp.:
8.25%, 3/1/2017		585,000	608,400
8.5%, 3/1/2020		1,180,000	1,215,400
Ply Gem Industries, Inc., 13.125%, 7/15/2014		4,105,000	3,632,925
RailAmerica, Inc., 9.25%, 7/1/2017		2,079,000	2,271,308
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		3,925,000	4,160,500
11.75%, 8/1/2016 (b)		925,000	971,250
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		1,085,000	1,082,288
Sitel LLC, 11.5%, 4/1/2018		4,540,000	3,348,250
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,530,925
7.5%, 10/1/2017		1,730,000	1,877,050
SPX Corp., 6.875%, 9/1/2017		985,000	1,063,800
Titan International, Inc., 7.875%, 10/1/2017		7,215,000	7,503,600
TransDigm, Inc., 7.75%, 12/15/2018		2,820,000	3,031,500
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	612,375
Tutor Perini Corp., 7.625%, 11/1/2018		2,515,000	2,376,675
United Rentals North America, Inc., 10.875%, 6/15/2016		1,440,000	1,598,400

			127,018,884
Information Technology 5.2%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		1,625,000	1,413,750
Amkor Technology, Inc.:
6.625%, 6/1/2021		420,000	404,250
7.375%, 5/1/2018		1,930,000	1,973,425
Aspect Software, Inc., 10.625%, 5/15/2017		2,655,000	2,754,562
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,431,100
CDW LLC:
8.5%, 4/1/2019		7,440,000	7,495,800
11.0%, 10/12/2015		411,000	431,550
CommScope, Inc., 144A, 8.25%, 1/15/2019		3,730,000	3,730,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,584,000
Equinix, Inc.:
7.0%, 7/15/2021		1,920,000	2,025,600
8.125%, 3/1/2018		6,820,000	7,433,800
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		765,000	828,113
144A, 7.625%, 7/15/2017		495,000	533,363
First Data Corp.:
144A, 7.375%, 6/15/2019		1,415,000	1,330,100
144A, 8.25%, 1/15/2021		3,300,000	2,953,500
144A, 8.875%, 8/15/2020		3,745,000	3,745,000
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		8,650,000	9,244,687
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,259,950
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	4,144,400
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		2,020,000	1,969,500
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		2,415,000	2,475,375
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		2,415,000	2,384,812
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		9,135,000	9,466,144
10.625%, 5/15/2015		2,865,000	3,051,225

			80,064,006
Materials 10.1%
Aleris International, Inc., 7.625%, 2/15/2018		1,765,000	1,720,875
APERAM:
144A, 7.375%, 4/1/2016		1,770,000	1,513,350
144A, 7.75%, 4/1/2018		2,135,000	1,772,050
Appleton Papers, Inc., 11.25%, 12/15/2015		1,681,000	1,512,900
Berry Plastics Corp.:
8.25%, 11/15/2015		5,135,000	5,468,775
9.5%, 5/15/2018		3,000,000	3,015,000
9.75%, 1/15/2021		3,510,000	3,501,225
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,595,000	1,754,680
Boise Paper Holdings LLC, 8.0%, 4/1/2020		1,375,000	1,454,063
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		1,959,406	1,900,624
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		1,510,000	1,604,375
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		8,740,000	7,538,250
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,146,000
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,561,138
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		11,480,000	11,135,600
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	1,915,000
FMG Resources August 2006 Pty Ltd.:
144A, 7.0%, 11/1/2015		1,065,000	1,075,650
144A, 8.25%, 11/1/2019		5,035,000	5,123,112
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,405,958
10.0%, 3/31/2015		7,174,400	6,779,808
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		535,000	569,775
9.5%, 6/15/2017		6,355,000	6,958,725
Greif, Inc., 7.75%, 8/1/2019		910,000	982,800
Huntsman International LLC:
8.625%, 3/15/2020 (b)		580,000	614,800
8.625%, 3/15/2021 (b)		3,870,000	4,102,200
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		835,000	847,525
JMC Steel Group, 144A, 8.25%, 3/15/2018		2,770,000	2,700,750
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,630,500
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		2,795,000	2,795,000
Lyondell Chemical Co., 8.0%, 11/1/2017		138,000	150,765
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		1,615,000	1,227,400
9.5%, 1/15/2021	EUR	2,965,000	2,801,340
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	7,014,350
Novelis, Inc.:
8.375%, 12/15/2017		6,785,000	7,209,062
8.75%, 12/15/2020		3,100,000	3,324,750
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,262,088
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,200,000
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		545,000	472,788
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		2,335,000	2,416,725
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,842,906
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		2,120,000	2,125,300
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		1,315,000	1,439,925
144A, 8.375%, 9/15/2021		1,315,000	1,453,075
Silgan Holdings, Inc., 7.25%, 8/15/2016		1,460,000	1,558,550
Solo Cup Co., 10.5%, 11/1/2013		5,080,000	5,156,200
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		1,450,000	1,450,000
United States Steel Corp., 7.375%, 4/1/2020		3,860,000	3,763,500
Verso Paper Holdings LLC, 8.75%, 2/1/2019 (b)		1,015,000	619,150
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,305,187
Wolverine Tube, Inc., 6.0%, 6/28/2014		1,058,569	955,782

			156,849,351
Telecommunication Services 12.6%
CenturyLink, Inc., 6.45%, 6/15/2021		9,015,000	9,031,606
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	9,894,225
8.375%, 10/15/2020		7,925,000	7,905,187
8.75%, 3/15/2018		3,155,000	2,930,206
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	1,714,950
Cricket Communications, Inc.:
7.75%, 10/15/2020		13,770,000	12,048,750
10.0%, 7/15/2015		2,380,000	2,380,000
Digicel Group Ltd.:
144A, 9.125%, 1/15/2015		1,805,000	1,768,900
144A, 10.5%, 4/15/2018		4,005,000	4,025,025
Digicel Ltd., 144A, 8.25%, 9/1/2017		12,540,000	12,602,700
ERC Ireland Preferred Equity Ltd., 144A, 8.462% **, 2/15/2017 (PIK)	EUR	4,456,621	14,420
Frontier Communications Corp.:
7.875%, 4/15/2015		530,000	537,288
8.25%, 4/15/2017		3,170,000	3,241,325
8.5%, 4/15/2020		4,270,000	4,371,412
8.75%, 4/15/2022		5,875,000	5,816,250
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,335,000	5,415,025
144A, 7.5%, 4/1/2021		7,045,000	7,124,256
8.5%, 11/1/2019		4,825,000	5,114,500
Intelsat Luxembourg SA:
11.25%, 2/4/2017		7,670,000	7,420,725
11.5%, 2/4/2017 (PIK)		13,210,312	12,747,951
144A, 11.5%, 2/4/2017 (PIK)		3,670,000	3,541,550
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		4,630,000	4,317,475
7.875%, 9/1/2018		3,260,000	3,304,825
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,535,475
Sprint Nextel Corp.:
8.375%, 8/15/2017		2,810,000	2,518,463
144A, 9.0%, 11/15/2018		18,010,000	18,910,500
Syniverse Holdings, Inc., 9.125%, 1/15/2019		1,015,000	1,070,825
Telesat Canada, 11.0%, 11/1/2015		12,100,000	12,992,375
West Corp.:
7.875%, 1/15/2019		2,170,000	2,153,725
8.625%, 10/1/2018		565,000	570,650
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,439,050
144A, 7.5%, 6/1/2022		15,500,000	15,461,250
7.5%, 4/1/2023		3,005,000	2,967,438
7.75%, 10/15/2020		1,400,000	1,447,250
7.875%, 11/1/2017		3,775,000	4,086,437
8.125%, 9/1/2018		1,730,000	1,853,263

			196,275,252
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		2,680,000	2,948,000
8.0%, 6/1/2020		4,120,000	4,532,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,725,000	3,985,750
144A, 7.875%, 7/31/2020		4,270,000	4,600,925
Edison Mission Energy, 7.0%, 5/15/2017		12,455,000	8,095,750
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		9,315,000	4,145,175
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		1,115,000	1,176,325
Ferrellgas LP, 6.5%, 5/1/2021		935,000	822,800
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,889,000
NRG Energy, Inc.:
7.625%, 1/15/2018		1,660,000	1,660,000
8.25%, 9/1/2020		1,690,000	1,698,450
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		2,295,000	814,725
144A, 11.5%, 10/1/2020		2,995,000	2,542,006

			39,910,906

Total Corporate Bonds (Cost $1,418,940,125)			1,402,214,400
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Note, 0.375%, 10/31/2012 (Cost $6,012,403)		6,000,000	6,011,952
Loan Participations and Assignments 0.7%
Senior Loans ** 0.5%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, 11.619%, 4/22/2015		692,150	304,546
Charter Communications Operating LLC, Term Loan B-2, 7.25%, 3/6/2014		43,048	43,087
Clear Channel Communication, Inc., Term Loan B, 3.946%, 1/28/2016		1,989,876	1,478,110
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		2,585,000	2,593,078
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		4,948,125	2,907,023

			7,325,844
Sovereign Loan 0.2%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	3,866,713

Total Loan Participations and Assignments (Cost $16,959,835)			11,192,557
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		3,020,000	4,533,775
MGM Resorts International, 4.25%, 4/15/2015		405,000	384,244
Sonic Automotive, Inc., 5.0%, 10/1/2029		1,180,000	1,562,025

Total Convertible Bonds (Cost $4,607,950)			6,480,044
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,541,319)		6,975,000	5,335,875

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $221,000)	221	221,000

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	310,260
Postmedia Network Canada Corp.*	71,838	638,168
Trump Entertainment Resorts, Inc.*	366	6,674
Vertis Holdings, Inc.*	4,521	2,487

		957,589
Industrials 0.0%
Congoleum Corp.*	135,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	136,705	0
GEO Specialty Chemicals, Inc. 144A*	12,448	0
Wolverine Tube, Inc.*	46,935	1,173,375

		1,173,375

Total Common Stocks (Cost $3,687,926)		2,130,964
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	1,357
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	6,700	55,208

Total Warrants (Cost $1,482,531)		56,565
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $18,627,082)	18,627,082	18,627,082
Cash Equivalents 5.2%
Central Cash Management Fund, 0.07% (c) (Cost $80,464,950)	80,464,950	80,464,950

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,555,545,121) †	98.7	1,532,735,389
Other Assets and Liabilities, Net	1.3	19,653,123

Net Assets	100.0	1,552,388,512

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	3,640,000	USD	3,678,588	2,275
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	2,522,281	EUR	715,282	1,959
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	4,948,125	USD	4,945,032	2,907,023
					12,847,871	2,911,257

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

†
The cost for federal income tax purposes was $1,568,504,675.  At December 31, 2011, net unrealized depreciation for all securities based on tax cost was $35,769,286.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,858,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $81,628,277.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $17,689,837, which is 1.1% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust
At December 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	3,025,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	148,215	37,078	111,137
6/21/2010 9/20/2013	3,055,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	470,859	(295,381)	766,240
6/21/2010 9/20/2015	4,270,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	229,175	(76,117)	305,292
6/21/2010 9/20/2015	1,500,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	80,506	(142,500)	223,006
6/21/2010 9/20/2015	1,650,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	130,420	(210,900)	341,320
6/21/2010 9/20/2015	900,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	48,304	(62,061)	110,365
6/20/2011 9/20/2015	7,000,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	34,913	331,710	(296,797)
12/20/2010 3/20/2016	5,000,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	252,405	422,844	(170,439)
12/20/2010 3/20/2016	10,000,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	(63,974)	469,254	(533,228)
3/21/2011 6/20/2016	5,530,0004	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	(80,558)	185,042	(265,600)
3/21/2011 6/20/2016	8,915,0006	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, NR	728,823	955,403	(226,580)
6/20/2011 9/20/2016	3,670,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(20,876)	129,142	(150,018)
9/20/2011 12/20/2016	2,400,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	95,880	106,947	(11,067)
9/20/2011 12/20/2016	2,300,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(26,381)	(44,647)	18,266
9/20/2011 12/20/2016	1,535,0002	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(17,606)	(29,797)	12,191
Total net unrealized appreciation					234,088

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	JPMorgan Chase Securities, Inc.
5	Credit Suisse
6	Barclays Bank PLC

At December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	33,732,300	USD	44,147,544	1/25/2012	482,192	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$1,386,706,816	$15,507,584	$1,402,214,400
Government & Agency Obligation	—	6,011,952	—	6,011,952
Loan Participations and Assignments	—	11,192,557	0	11,192,557
Convertible Bonds	—	6,480,044	—	6,480,044
Preferred Security	—	5,335,875	—	5,335,875
Other Investments	—	—	221,000	221,000
Common Stocks(g)	948,428	—	1,182,536	2,130,964
Warrants(g)	—	—	56,565	56,565
Short-Term Investments	99,092,032	—	—	99,092,032
Derivatives(h)	—	2,370,009	—	2,370,009
Total	$100,040,460	$1,418,097,253	$16,967,685	$1,535,105,398
Liabilities
Derivatives(h)	$—	$(1,653,729)	$—	$(1,653,729)
Total	$—	$(1,653,729)	$—	$(1,653,729)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2011	$14,352,822	$0	$221,000	$213,656	$46,220	$14,833,698
Realized gain (loss)	20,748	—	—	(20)	—	20,728
Change in unrealized appreciation (depreciation)	160,905	0	0	(204,471)	10,345	(33,221)
Amortization premium/discount	41,144	—	—	—		41,144
Purchases	1,139,457	—	—	1,173,371	—	2,312,828
(Sales)	(207,492)					(207,492)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of December 31, 2011	$15,507,584	$0	$221,000	$1,182,536	$56,565	$16,967,685
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2011	$160,905	$0	$0	$(204,471)	$10,345	$(33,221)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$234,088	$—
Foreign Exchange Contracts	$—	$482,192

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012